Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Provisions	€ 11,948	€ 13,987
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	4,570	5,508
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	581	759
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,169	1,522
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	674	725
Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Provisions	21	67
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	638	641
Provision for restructuring | Consumer Group
Disclosure of provision matrix [line items]
Provisions	21
Other
Disclosure of provision matrix [line items]
Provisions	896	1,018
BRAZIL | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Provisions	591	€ 776
Additional provisions charged to income statement	104
Use of the available provisions	82
BRAZIL | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	78
Use of the available provisions	55
UK | Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	6
Use of the available provisions	43
UK | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Use of the available provisions	45
UK | Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	39
Use of the available provisions	39
POLAND | Provision for Mortgage Portfolio in CHF
Disclosure of provision matrix [line items]
Use of the available provisions	14
POLAND | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	64
POLAND | Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	7
Spain | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	326
Spain | Provision for restructuring
Disclosure of provision matrix [line items]
Use of the available provisions	€ 92